Schedule of Investments(a)
November 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.89%
Advertising–0.59%
Trade Desk, Inc. (The), Class A(b)	1,245,279	$64,928,847
Aerospace & Defense–2.10%
Airbus SE (France)	559,368	64,582,698
Lockheed Martin Corp.	346,382	168,061,083
		232,643,781
Agricultural & Farm Machinery–1.31%
Deere & Co.	330,681	145,830,321
Aluminum–0.35%
Alcoa Corp.(c)	783,603	39,282,018
Application Software–5.62%
Atlassian Corp., Class A(b)	183,859	24,186,652
Datadog, Inc., Class A(b)(c)	157,256	11,916,860
HubSpot, Inc.(b)(c)	58,574	17,749,679
Intuit, Inc.	392,065	159,801,773
Paycom Software, Inc.(b)	360,644	122,294,380
Roper Technologies, Inc.	128,078	56,212,153
salesforce.com, inc.(b)	870,632	139,518,778
Synopsys, Inc.(b)	270,573	91,870,357
		623,550,632
Asset Management & Custody Banks–0.37%
KKR & Co., Inc., Class A	793,301	41,188,188
Automobile Manufacturers–1.21%
General Motors Co.	2,620,987	106,307,233
Tesla, Inc.(b)	144,495	28,133,176
		134,440,409
Automotive Retail–0.95%
O’Reilly Automotive, Inc.(b)	121,703	105,217,112
Biotechnology–3.80%
AbbVie, Inc.	1,058,166	170,555,196
BioMarin Pharmaceutical, Inc.(b)(c)	256,306	25,881,780
Horizon Therapeutics PLC(b)	1,186,255	118,969,514
Neurocrine Biosciences, Inc.(b)(c)	360,738	45,835,370
Regeneron Pharmaceuticals, Inc.(b)	80,388	60,427,660
		421,669,520
Casinos & Gaming–1.60%
Las Vegas Sands Corp.(b)	1,778,845	83,321,100
Penn Entertainment, Inc.(b)(c)	2,691,958	94,730,002
		178,051,102
Construction Machinery & Heavy Trucks–0.44%
Caterpillar, Inc.	207,478	49,049,874
Consumer Electronics–0.88%
Sony Group Corp. (Japan)	1,173,500	97,133,291
Copper–0.40%
Freeport-McMoRan, Inc.	1,105,450	43,996,910
Shares		Value
Data Processing & Outsourced Services–5.22%
Fiserv, Inc.(b)	345,782	$36,085,810
PayPal Holdings, Inc.(b)	1,208,169	94,732,531
Visa, Inc., Class A(c)	2,066,847	448,505,799
		579,324,140
Diversified Metals & Mining–0.50%
Glencore PLC (Australia)	8,164,211	55,231,864
Diversified Support Services–0.59%
Cintas Corp.	140,813	65,024,627
Electrical Components & Equipment–0.34%
Rockwell Automation, Inc.	143,966	38,038,696
Electronic Equipment & Instruments–1.59%
Teledyne Technologies, Inc.(b)	420,618	176,701,622
Environmental & Facilities Services–0.79%
Republic Services, Inc.	627,965	87,469,245
Financial Exchanges & Data–0.21%
S&P Global, Inc.	64,471	22,745,369
Food Distributors–1.58%
Sysco Corp.	816,602	70,644,239
US Foods Holding Corp.(b)	2,875,065	105,169,878
		175,814,117
Food Retail–0.40%
HelloFresh SE (Germany)(b)	1,818,458	44,442,981
General Merchandise Stores–1.30%
Dollar General Corp.	149,188	38,144,388
Target Corp.(c)	634,722	106,043,004
		144,187,392
Health Care Distributors–0.90%
AmerisourceBergen Corp.	279,802	47,759,404
McKesson Corp.	137,065	52,314,969
		100,074,373
Health Care Equipment–1.50%
DexCom, Inc.(b)	727,693	84,616,142
Intuitive Surgical, Inc.(b)	304,429	82,314,557
		166,930,699
Home Improvement Retail–1.25%
Lowe’s Cos., Inc.(c)	653,474	138,895,899
Hotels, Resorts & Cruise Lines–0.83%
Booking Holdings, Inc.(b)	44,054	91,608,090
Hypermarkets & Super Centers–0.46%
Walmart, Inc.	333,286	50,799,452
Insurance Brokers–0.75%
Aon PLC, Class A	152,679	47,067,882
Marsh & McLennan Cos., Inc.	211,599	36,644,715
		83,712,597

See accompanying notes which are an integral part of this schedule.
Invesco American Franchise Fund

Shares		Value
Integrated Oil & Gas–0.85%
Exxon Mobil Corp.	142,511	$15,867,175
Suncor Energy, Inc. (Canada)	2,389,640	78,547,467
		94,414,642
Interactive Home Entertainment–3.63%
Electronic Arts, Inc.	1,248,329	163,256,466
Nintendo Co. Ltd. (Japan)	2,900,000	124,803,583
Take-Two Interactive Software, Inc.(b)	1,082,654	114,425,701
		402,485,750
Interactive Media & Services–5.39%
Alphabet, Inc., Class A(b)	5,233,210	528,501,878
Kuaishou Technology (China)(b)(d)	5,596,000	40,836,819
Meta Platforms, Inc., Class A(b)	104,716	12,366,959
ZoomInfo Technologies, Inc., Class A(b)(c)	586,798	16,782,423
		598,488,079
Internet & Direct Marketing Retail–7.60%
Amazon.com, Inc.(b)	7,104,485	685,866,982
Farfetch Ltd., Class A (United Kingdom)(b)(c)	5,172,835	43,969,097
JD.com, Inc., ADR (China)(c)	1,484,648	84,892,173
MercadoLibre, Inc. (Brazil)(b)	30,967	28,829,813
		843,558,065
Internet Services & Infrastructure–0.56%
Cloudflare, Inc., Class A(b)(c)	246,093	12,093,010
MongoDB, Inc.(b)(c)	136,058	20,774,696
Snowflake, Inc., Class A(b)(c)	205,791	29,407,534
		62,275,240
Life Sciences Tools & Services–2.11%
Danaher Corp.	361,878	98,941,064
Mettler-Toledo International, Inc.(b)	22,563	33,157,682
Thermo Fisher Scientific, Inc.	182,054	101,990,292
		234,089,038
Managed Health Care–4.07%
Elevance Health, Inc.	72,722	38,755,008
Humana, Inc.	166,246	91,418,675
UnitedHealth Group, Inc.	586,477	321,248,642
		451,422,325
Movies & Entertainment–1.38%
Netflix, Inc.(b)	499,642	152,655,620
Oil & Gas Equipment & Services–1.45%
Halliburton Co.	461,992	17,504,877
Schlumberger Ltd.	2,788,251	143,734,339
		161,239,216
Oil & Gas Exploration & Production–0.81%
Antero Resources Corp.(b)	624,190	22,814,145
ConocoPhillips	201,985	24,947,167
Diamondback Energy, Inc.	282,860	41,868,937
		89,630,249
Pharmaceuticals–4.21%
Bayer AG (Germany)	6,562,318	379,357,886
Eli Lilly and Co.	235,463	87,375,610
		466,733,496
Shares		Value
Property & Casualty Insurance–1.55%
Chubb Ltd.	411,265	$90,309,680
Progressive Corp. (The)	617,501	81,602,757
		171,912,437
Semiconductor Equipment–0.44%
ASML Holding N.V., New York Shares (Netherlands)	24,374	14,822,317
Enphase Energy, Inc.(b)	107,719	34,533,634
		49,355,951
Semiconductors–5.89%
Advanced Micro Devices, Inc.(b)	1,411,819	109,599,509
Marvell Technology, Inc.	1,790,523	83,295,130
Monolithic Power Systems, Inc.	359,235	137,213,401
NVIDIA Corp.	1,662,888	281,410,536
QUALCOMM, Inc.	337,492	42,689,363
		654,207,939
Soft Drinks–1.30%
Monster Beverage Corp.(b)	1,407,553	144,780,902
Specialized REITs–0.20%
Crown Castle, Inc.(c)	155,658	22,014,711
Systems Software–12.23%
Microsoft Corp.	4,156,418	1,060,468,488
Palo Alto Networks, Inc.(b)	819,091	139,163,561
ServiceNow, Inc.(b)	380,047	158,213,566
		1,357,845,615
Technology Hardware, Storage & Peripherals–5.65%
Apple, Inc.	4,235,525	626,984,766
Trading Companies & Distributors–1.02%
Fastenal Co.	1,087,448	56,014,446
United Rentals, Inc.(b)	162,566	57,390,675
		113,405,121
Trucking–0.72%
Knight-Swift Transportation Holdings, Inc.	1,197,355	66,369,387
Uber Technologies, Inc.(b)	467,527	13,623,737
		79,993,124
Total Common Stocks & Other Equity Interests (Cost $7,893,720,454)		10,975,475,454
Money Market Funds–0.77%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(e)(f)	30,079,506	30,079,506
Invesco Liquid Assets Portfolio, Institutional Class, 3.95%(e)(f)	21,480,196	21,486,640
Invesco Treasury Portfolio, Institutional Class, 3.76%(e)(f)	34,376,578	34,376,578
Total Money Market Funds (Cost $85,940,836)		85,942,724
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.66% (Cost $7,979,661,290)		11,061,418,178
See accompanying notes which are an integral part of this schedule.
Invesco American Franchise Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.62%
Invesco Private Government Fund, 3.83%(e)(f)(g)	143,440,512	$143,440,512
Invesco Private Prime Fund, 4.15%(e)(f)(g)	368,679,552	368,753,276
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $512,128,250)		512,193,788
TOTAL INVESTMENTS IN SECURITIES–104.28% (Cost $8,491,789,540)		11,573,611,966
OTHER ASSETS LESS LIABILITIES—(4.28)%		(474,499,967)
NET ASSETS–100.00%		$11,099,111,999
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$53,285,703	$266,112,102	$(289,318,299)	$-	$-	$30,079,506	$375,692
Invesco Liquid Assets Portfolio, Institutional Class	38,065,065	190,080,073	(206,655,454)	(1,918)	(1,126)	21,486,640	272,659
Invesco Treasury Portfolio, Institutional Class	60,897,946	304,128,117	(330,649,485)	-	-	34,376,578	427,601
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	178,796,448	352,535,249	(387,891,185)	-	-	143,440,512	1,187,523*
Invesco Private Prime Fund	459,762,305	666,591,075	(757,641,191)	29,190	11,897	368,753,276	3,264,466*
Total	$790,807,467	$1,779,446,616	$(1,972,155,614)	$27,272	$10,771	$598,136,512	$5,527,941

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$10,169,086,332	$806,389,122	$—	$10,975,475,454
Money Market Funds	85,942,724	512,193,788	—	598,136,512
Total Investments	$10,255,029,056	$1,318,582,910	$—	$11,573,611,966
Invesco American Franchise Fund